Current Income Tax Assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Current Income Tax Assets	NOTE 13. CURRENT INCOME TAX ASSETS As of the indicated dates, the balances of Current Income Tax Assets correspond to:

	12.31.21	12.31.20
Tax Advances	76,381	297,497

Total	76,381	297,497